Financial Instruments - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Debt securities, amortized cost	$ 8,380	$ 16,920
Debt securities, gross unrealized gains	6	8
Debt securities, gross unrealized losses	(47)	(85)
Debt securities maturities, within 1 year, fair value	7,984
Debt securities maturities, over 1 to 5 years, fair value	322
Debt securities maturities, over 5 years, fair value	35
Debt Securities, Available-for-sale and Held-to-maturity, fair value	8,340	16,842
Government and agency debt - non-U.S. [Member]
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale debt securities, amortized cost	4,895	9,754
Available-for-sale debt securities, gross unrealized gain	6	7
Available-for-sale debt securities, gross unrealized loss	(38)	(58)
Available-for-sale securities, debt maturities	4,863	9,703
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value	4,863
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	0
Available-for-sale securities, debt maturities, over 5 years, fair value	0
Available-for-sale securities, debt maturities	4,863	9,703
Debt Securities, Held-to-maturity, Maturity [Abstract]
Held-to-maturity securities, amortized cost	803	592
Held-to-maturity securities, gross unrealized gains	0	0
Held-to-maturity securities, gross unrealized losses	0	0
Held-to-maturity securities, fair value	803	592
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity securities, debt maturities, within 1 year, fair value	798
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	0
Held-to-maturity securities, debt maturities, over 5 years, fair value	4
Government and agency - U.S. [Member]
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale debt securities, amortized cost	1,120	3,804
Available-for-sale debt securities, gross unrealized gain	0	0
Available-for-sale debt securities, gross unrealized loss	(6)	(23)
Available-for-sale securities, debt maturities	1,114	3,782
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value	811
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	303
Available-for-sale securities, debt maturities, over 5 years, fair value	0
Available-for-sale securities, debt maturities	1,114	3,782
Corporate and Other [Member]
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale debt securities, amortized cost	1,027	2,101
Available-for-sale debt securities, gross unrealized gain	0	0
Available-for-sale debt securities, gross unrealized loss	(2)	(4)
Available-for-sale securities, debt maturities	1,025	2,097
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value	1,014
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	11
Available-for-sale securities, debt maturities, over 5 years, fair value	0
Available-for-sale securities, debt maturities	1,025	2,097
Time deposits and other [Member]
Debt Securities, Held-to-maturity, Maturity [Abstract]
Held-to-maturity securities, amortized cost	535	668
Held-to-maturity securities, gross unrealized gains	0	0
Held-to-maturity securities, gross unrealized losses	0	0
Held-to-maturity securities, fair value	535	$ 668
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Held-to-maturity securities, debt maturities, within 1 year, fair value	498
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	7
Held-to-maturity securities, debt maturities, over 5 years, fair value	$ 30